CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 233,068	$ 891,592
Accounts receivable, less allowance for doubtful accounts of $4,672 and $10,718 respectively	45,070	2,897
Prepaid expenses and other current assets	53,366	59,486
Total current assets	331,504	953,975
Property and equipment, net	8,480	4,259
Investments in associated companies	10,750	1,432
Intangible assets, net	1,031,692	0
Total Assets	1,382,426	959,666
Current Liabilities
Accounts payable	378,023	138,495
Accrued expenses and other current liabilities	291,540	256,928
Deferred government grants	0	11,017
Current maturities of notes payable	118,149	41,657
Total current liabilities	787,712	448,097
Notes payable, less current maturities	91,914	237,973
Derivative liability - warrants	153,154	303,662
Total Liabilities	1,032,780	989,732
Commitments
Stockholders' Equity (Deficit)
Preferred stock Authorized: $0.001 par value, 10,000,000 shares authorized Issued and outstanding: nil preferred shares	0	0
Common stock Authorized: $0.001 par value, 290,000,000 shares authorized Issued and outstanding: 33,182,100 and 34,268,736 respectively	33,182	34,268
Additional paid-in capital	5,367,771	2,041,052
Accumulated other comprehensive loss	(178,522)	(44,029)
Accumulated deficit	(4,794,760)	(2,001,760)
Total Symbid Corp. stockholders' equity	427,671	29,531
Noncontrolling interests	(78,025)	(59,597)
Total stockholders' equity (deficit)	349,646	(30,066)
Total liabilities and stockholders' equity (deficit)	$ 1,382,426	$ 959,666